Segment Information - Schedule of Assets by Segments (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Segment assets
Total segment assets	$ 252,055	$ 223,235
Auto service [Member]
Segment assets
Total segment assets	165,521	136,387
Auto eInsurance service [Member]
Segment assets
Total segment assets	61,376	66,274
Others [Member]
Segment assets
Total segment assets	$ 25,158	$ 20,574